Accounts Receivable, Net (Details)	Sep. 30, 2024 HKD ($)	Sep. 30, 2024 USD ($)	Apr. 30, 2023 HKD ($)	Apr. 30, 2023 USD ($)	Sep. 30, 2022 HKD ($)
Accounts Receivable, Net [Line Items]
Allowance for doubtful accounts					$ 313,362
Accounts receivable	$ 1,274,500	$ 44,695	$ 100,000	$ 12,871
Hong Kong [Member]
Accounts Receivable, Net [Line Items]
Accounts receivable	$ 347,250